Commitments and contingencies - Narrative (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Purchase commitment of methanol supply | Within one year
Disclosure of associates [line items]
Purchase commitments (in tonnes)	0.8
Purchase commitment of methanol supply | Thereafter
Disclosure of associates [line items]
Purchase commitments (in tonnes)	0.4
Atlas Plant
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Plant | Egypt
Disclosure of associates [line items]
Percentage of ownership interest in associates	50.00%
Egypt Plant | Purchase commitment of methanol supply
Disclosure of associates [line items]
Purchase commitments (in tonnes)	0.6